Share-based Compensation - Summary of Options and Average Price (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options, Outstanding beginning balance	10,337	10,337	9,281	9,281
Options, Granted	4,612	4,612	1,724	1,724
Options, Exercised	(463)	(463)	(407)	(407)
Options, Cancelled/forfeited	(178)	(178)	(161)	(161)
Options, Expired	(3,552)	(3,552)	(100)	(100)
Options, Outstanding ending balance	10,756	10,756	10,337	10,337
Options, Exercisable	7,242	7,242
Average price, Outstanding beginning balance		$ 1.64		$ 1.40
Average price, Granted	$ 0.75		$ 2.84
Average price, Exercised	0.38		0.82
Average price, Cancelled/forfeited	1.58		2.25
Average price, Expired	2.23		$ 2.02
Average price, Outstanding ending balance		$ 1.12		$ 1.64
Average price, Exercisable	$ 1.16	$ 1.16